SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Right-of-use Assets And Lease Liabilities
Right-of-use assets	$ 564,830	$ 4,405,675	$ 5,861,057
Short-term lease liabilities	282,934	2,206,885	1,882,220
Long-term lease liabilities	$ 281,896	$ 2,198,791	$ 3,978,837
Weighted-average remaining lease term	2 years	2 years	3 years
Weighted-average discount rate	3.87%	3.87%	3.75%